EMPLOYEE EQUITY INCENTIVE PLAN (Stock Option Activities) (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Number of options
Options outstanding, beginning balance	46,256,457	43,054,457	50,685,617
Granted	9,520,000	13,320,000
Forfeited	(8,832,517)	(1,515,040)	(2,921,040)
Exercised	(4,052,480)	(8,602,960)	(4,710,120)
Options outstanding, ending balance	42,891,460	46,256,457	43,054,457
Weighted average exercise price
Options outstanding, ending balance	$ 0.10	$ 0.10	$ 0.10
Granted	$ 0.22	$ 0.21
Forfeited	$ 0.22	$ 0.12	$ 0.11
Exercised	$ 0.11	$ 0.10	$ 0.06
Options outstanding, ending balance	$ 0.14	$ 0.10	$ 0.10
Weighted average grant-date fair value
Options outstanding, ending balance	$ 0.12	$ 0.08	$ 0.07
Granted	$ 0.06	$ 0.06
Forfeited	$ 0.06	$ 0.08	$ 0.08
Exercised	$ 0.09	$ 0.06	$ 0.03
Options outstanding, ending balance	$ 0.12	$ 0.12	$ 0.08